Segment Information (Details) - Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets [Line Items]
Total non-current assets	$ 50,609,184	$ 34,753,099
United States [Member]
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets [Line Items]
Total non-current assets
Austria [Member]
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets [Line Items]
Total non-current assets	$ 50,609,184	$ 34,753,099